SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information	Information reported internally for performance assessment by the chief operating decision maker is as follows, inclusive of reconciliations of significant segment totals to the consolidated financial statements for the years ended December 31, 2025, 2024 and 2023.

	2025
	Independent Bank	Other(1)	Eliminations	Total
	(In thousands)
INTEREST INCOME
Interest and fees on loans	$238,532	$—	$301	$238,833
Interest on securities	25,948	—	—	25,948
Other investments	4,956	1,356	(1,356)	4,956
Total Interest Income	269,436	1,356	(1,055)	269,737
INTEREST EXPENSE
Deposits	84,854	—	(1,356)	83,498
Other borrowings and subordinated debt and debentures	828	5,396	—	6,224
Total Interest Expense	85,682	5,396	(1,356)	89,722
Net Interest Income	183,754	(4,040)	301	180,015
Provision for credit losses	6,135	—	—	6,135
Net Interest Income After Provision for Credit Losses	177,619	(4,040)	301	173,880
NON-INTEREST INCOME
Interchange income	13,860	—	—	13,860
Service charges on deposit accounts	12,022	—	—	12,022
Net gains on mortgage loans	6,543	—	237	6,780
Mortgage loan servicing, net	827	—	—	827
Other	11,751	1,278	(874)	12,155
Total Non-interest Income	45,003	1,278	(637)	45,644
NON-INTEREST EXPENSE
Compensation and employee benefits	84,799	545	(150)	85,194
Data processing	14,709	79	—	14,788
Occupancy, net	8,544	23	—	8,567
Interchange expense	4,641	—	—	4,641
Furniture, fixtures and equipment	3,464	3	—	3,467
Advertising	3,202	9	—	3,211
FDIC deposit insurance	2,824	—	—	2,824
Loan and collection	2,737	—	—	2,737
Legal and professional	2,009	439	—	2,448
Communications	1,972	25	—	1,997
Other	7,559	800	—	8,359
Total Non-interest Expense	136,460	1,923	(150)	138,233
Income Before Income Tax	86,162	(4,685)	(186)	81,291
Income tax expense	14,195	(1,406)	(39)	12,750
Net Income	$71,967	$(3,279)	$(147)	$68,541

OTHER SEGMENT DISCLOSURES
Depreciation	$4,991	$2	$—	$4,993
Amortization	487	—	—	487
Total assets	5,499,615	565,709	(559,604)	5,505,720
(1)    Includes amounts relating to our parent company and certain insignificant operations.

	2024
	Independent Bank	Other(1)	Eliminations	Total
	(In thousands)
INTEREST INCOME
Interest and fees on loans	$228,325	$—	$260	$228,585
Interest on securities	31,983	—	—	31,983
Other investments	6,208	1,746	(1,746)	6,208
Total Interest Income	266,516	1,746	(1,486)	266,776
INTEREST EXPENSE
Deposits	94,440	—	(1,746)	92,694
Other borrowings and subordinated debt and debentures	2,016	5,818	—	7,834
Total Interest Expense	96,456	5,818	(1,746)	100,528
Net Interest Income	170,060	(4,072)	260	166,248
Provision for credit losses	4,468	—	—	4,468
Net Interest Income After Provision for Credit Losses	165,592	(4,072)	260	161,780
NON-INTEREST INCOME
Interchange income	13,992	—	—	13,992
Service charges on deposit accounts	11,870	—	—	11,870
Net gains on mortgage loans	6,374	—	205	6,579
Mortgage loan servicing, net	9,447	—	—	9,447
Other	14,074	1,082	(682)	14,474
Total Non-interest Income	55,757	1,082	(477)	56,362
NON-INTEREST EXPENSE
Compensation and employee benefits	84,580	493	(118)	84,955
Data processing	13,505	74	—	13,579
Occupancy, net	7,782	24	—	7,806
Interchange expense	4,504	—	—	4,504
Furniture, fixtures and equipment	3,759	3	—	3,762
Advertising	3,049	9	—	3,058
FDIC deposit insurance	2,870	—	—	2,870
Legal and professional	2,163	403	—	2,566
Loan and collection	2,474	—	—	2,474
Communications	2,073	22	—	2,095
Other	6,674	753	—	7,427
Total Non-interest Expense	133,433	1,781	(118)	135,096
Income Before Income Tax	87,916	(4,771)	(99)	83,046
Income tax expense	17,334	(1,057)	(21)	16,256
Net Income	$70,582	$(3,714)	$(78)	$66,790

OTHER SEGMENT DISCLOSURES
Depreciation	$5,185	$3	$—	$5,188
Amortization	516	—	—	516
Total assets	5,328,488	549,242	(539,626)	5,338,104
(1)    Includes amounts relating to our parent company and certain insignificant operations.

	2023
	Independent Bank	Other(1)	Eliminations	Total
	(In thousands)
INTEREST INCOME
Interest and fees on loans	$197,489	$—	$236	$197,725
Interest on securities	36,523	—	—	36,523
Other investments	5,429	1,317	(1,317)	5,429
Total Interest Income	239,441	1,317	(1,081)	239,677
INTEREST EXPENSE
Deposits	76,392	—	(1,317)	75,075
Other borrowings and subordinated debt and debentures	2,547	5,726	—	8,273
Total Interest Expense	78,939	5,726	(1,317)	83,348
Net Interest Income	160,502	(4,409)	236	156,329
Provision for credit losses	6,210	—	—	6,210
Net Interest Income After Provision for Credit Losses	154,292	(4,409)	236	150,119
NON-INTEREST INCOME
Interchange income	13,996	—	—	13,996
Service charges on deposit accounts	12,361	—	—	12,361
Net gains on mortgage loans	7,270	—	166	7,436
Mortgage loan servicing, net	4,626	—	—	4,626
Other	11,867	927	(537)	12,257
Total Non-interest Income	50,120	927	(371)	50,676
NON-INTEREST EXPENSE
Compensation and employee benefits	78,444	609	(88)	78,965
Data processing	11,790	72	—	11,862
Occupancy, net	7,884	24	—	7,908
Interchange expense	4,332	—	—	4,332
Furniture, fixtures and equipment	3,751	5	—	3,756
Advertising	2,156	9	—	2,165
FDIC deposit insurance	3,005	—	—	3,005
Legal and professional	1,748	460	—	2,208
Loan and collection	2,174	—	—	2,174
Communications	2,381	25	—	2,406
Other	7,537	801	—	8,338
Total Non-interest Expense	125,202	2,005	(88)	127,119
Income Before Income Tax	79,210	(5,487)	(47)	73,676
Income tax expense	15,842	(1,223)	(10)	14,609
Net Income	$63,368	$(4,264)	$(37)	$59,067

OTHER SEGMENT DISCLOSURES
Depreciation	$5,178	$5	$—	$5,183
Amortization	547	—	—	547
Total assets	5,259,523	493,158	(488,955)	5,263,726
(1)    Includes amounts relating to our parent company and certain insignificant operations.